Provisions - Summary Of Other Provisions Explanatory (Detail) - PEN (S/) S/ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of other provisions [line items]
Other provisions, Begining		S/ 12,246	S/ 19,074	S/ 19,974
Annual provision		1,344	1,001	1,176
Paid during the year		(3,716)	(5,718)	(4,328)
Exchange difference		287	(2,111)	2,252
Other provisions, Ending		10,161	12,246	19,074
Outstanding claims reserve [Member]
Disclosure of other provisions [line items]
Other provisions, Begining	[1]	36	105	113
Paid during the year	[1]	0	(69)	(8)
Other provisions, Ending	[1]	36	36	105
Miscellaneous other provisions [member]
Disclosure of other provisions [line items]
Other provisions, Begining		12,210	18,969	19,861
Annual provision		1,344	1,001	1,176
Paid during the year		(3,716)	(5,649)	(4,320)
Exchange difference		287	(2,111)	2,252
Other provisions, Ending		S/ 10,125	S/ 12,210	S/ 18,969

[1]	Outstanding claims reserve represents the Group’s outstanding third-party obligations and do not include amounts related to the Group’s customers that are part of the insurance premium program.